Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3
Collection Period	May 2025
Payment Date	6/20/2025
Transaction Month	14
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	4/20/27	12/20/28	$604,635,000		5.34%			5.34%
Class A-1b	4/20/27	12/20/28	$175,000,000	31	SOFR30A + 0.58%	6/12/25	4.30385%	4.88%
Class B	4/20/27	12/20/28	$59,605,000		5.54%			5.54%
Class C	4/20/27	12/20/28	$35,760,000		5.73%			5.73%

Total			$875,000,000

Series Alloc % x Group One Available Funds								$62,551,333.27
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$62,551,333.27

Beginning of Period Reserve Account Balance								$9,536,784.74
Required Reserve Amount								$9,536,784.74
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$9,536,784.74

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$65.10	$65.10	$0.00	$0.00		$62,551,268.17
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$62,551,268.17
Asset Representations Reviewer Fee			$35.97	$35.97	$0.00	$0.00		$62,551,232.20
Supplemental ARR Fee			$143.87	$143.87	$0.00	$0.00		$62,551,088.33
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$62,549,838.33
Servicing Fee			$672,217.39	$672,217.39	$0.00	$0.00		$61,877,620.94
Class A-1a Note Interest			$2,690,625.75	$2,690,625.75	$0.00	$0.00		$59,186,995.19
Class A-1b Note Interest			$735,969.06	$735,969.06	$0.00	$0.00		$58,451,026.13
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$58,451,026.13
Class B Note Interest			$275,176.42	$275,176.42	$0.00	$0.00		$58,175,849.71
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$58,175,849.71
Class C Note Interest			$170,754.00	$170,754.00	$0.00	$0.00		$58,005,095.71
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$58,005,095.71
Class R Interest			$58,005,095.71	$58,005,095.71	$0.00	$0.00		$0.00

Total			$62,551,333.27	$62,551,333.27	$0.00	$0.00

Total Priority, Regular and Accelerated Principal Payments								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Amount Interest	Make Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b			$0.00	$0.00	$735,969.06	$0.00	$0.00	$735,969.06
Class B			$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C			$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total			$0.00	$0.00	$3,872,525.23	$0.00	$0.00	$3,872,525.23

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	$1.00	$604,635,000.00	$1.00
Class A-1b	$1,000.00	$4.21	$0.00	$4.21	$175,000,000.00	$1.00	$175,000,000.00	$1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	$1.00	$59,605,000.00	$1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	$1.00	$35,760,000.00	$1.00

Total	$1,000.00	$4.43	$0.00	$4.43	$875,000,000.00	$1.00	$875,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$437,500,000.00			$437,500,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.